Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 808	$ 135	$ 135
Additions and Charges to Expenses	7,420	673	10
Write-offs and Deductions	(223)	0	(10)
Total	8,005	808	135
Deferred tax valuation allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	13,382	7,220	2,466
Additions and Charges to Expenses	819	6,162	4,754
Write-offs and Deductions	0	0	0
Total	$ 14,201	$ 13,382	$ 7,220